Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2015	Sep. 30, 2014
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 4,250,141
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		1.16
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		(1,549,628)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		2.56
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		6,448,966
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		9,149,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		(2,700,513)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		68,466,666
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.36
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13		74,915,632
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14		0.40
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	9,149,479
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	(2,700,513)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.75
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	68,466,666
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.36
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	74,915,632
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.40
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	(250,000)
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.19
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	4,300,000
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.35
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	$ 78,965,632
Commitments Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0.40